CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 13,587	$ 13,947
Restricted cash	54	214
Marketable securities	830	644
Notes and accounts receivable—trade (net of allowances of $99 in 2025 and $114 in 2024)	8,112	6,804
Short-term financing receivables
Held for investment (net of allowances of $106 in 2025 and $109 in 2024)	7,344	6,259
Held for sale	1,131	900
Other accounts receivable (net of allowances of $37 in 2025 and $31 in 2024)	1,052	947
Inventory	1,220	1,289
Deferred costs	1,084	959
Prepaid expenses and other current assets	2,530	2,520
Total current assets	36,944	34,482
Property, plant and equipment	17,874	17,691
Less: Accumulated depreciation	11,975	11,959
Property, plant and equipment—net	5,899	5,731
Operating right-of-use assets—net	3,129	3,197
Long-term financing receivables (net of allowances of $34 in 2025 and $19 in 2024)	7,708	5,353
Prepaid pension assets	7,544	7,492
Deferred costs	825	788
Deferred taxes	8,610	6,978
Goodwill	67,717	60,706
Intangible assets—net	11,391	10,660
Investments and sundry assets	2,112	1,787
Total assets	151,880	137,175
Current liabilities
Taxes	2,347	2,033
Short-term debt	6,424	5,089
Accounts payable	4,756	4,032
Compensation and benefits	4,114	3,605
Deferred income	16,101	13,907
Operating lease liabilities	800	768
Other accrued expenses and liabilities	4,116	3,709
Total current liabilities	38,658	33,142
Long-term debt	54,836	49,884
Retirement and nonpension postretirement benefit obligations	9,018	9,432
Deferred income	4,271	3,622
Operating lease liabilities	2,547	2,655
Other liabilities	9,810	11,048
Total liabilities	119,139	109,783
Commitments and Contingencies
IBM stockholders' equity
Common stock and additional paid-in capital	63,318	61,380
Retained earnings	155,648	151,163
Treasury stock, at cost (shares: 2025—1,353,666,394; 2024—1,352,874,243)	(170,605)	(169,968)
Accumulated other comprehensive income/(loss)	(15,713)	(15,269)
Total IBM stockholders' equity	32,648	27,307
Noncontrolling interests	93	86
Total equity	32,740	27,393
Total liabilities and equity	$ 151,880	$ 137,175